Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Small Cap Opportunities Fund, Inc.
Entity Central Index Key	0000895429
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000162155
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Institutional
Trading Symbol	VLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Institutional Class generated a total return of 0.62% during the six months ended June 30, 2025.

• The Fund outperformed the Russell 2000® Index due to effective stock selection.

• Contributing most positively to the Fund’s relative results was the industrials sector, wherein both effective stock selection and an overweight added value. Effective individual stock selection in the health care and information technology sectors further buoyed Fund performance as did having no holdings in energy, the weakest sector in the Russell 2000® Index.

• Partially offsetting these positive contributors was the dampening effect of stock selection in the financials sector, specifically an emphasis in the weak insurance industry. Stock selection in consumer staples further detracted.

• Among the individual stocks that contributed most positively to the Fund’s relative results were those in the industrials sector—Woodward, which designs and manufactures energy control systems and components for aircraft and industrial engines and turbines; Comfort Systems USA, a provider of mechanical and electrical installation, renovation, maintenance, repair and replacement services; and CACI International, a technology and consulting company that provides differentiated technology in support of national security and government modernization. Each enjoyed a double-digit share price gain during the six-month period because of stronger than expected operating results.

• Among the stocks that detracted most from the Fund’s relative performance were positions in AAON, which designs, manufactures and sells HVAC equipment; SPS Commerce, a cloud-based supply chain management software provider; and Churchill Downs, which operates racing entertainment venues, online wagering businesses and regional casino gaming properties. Each experienced a double-digit share price decline on weaker than expected operating results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Small Cap Opportunities Fund Inc.-Institutional Class	Russell 2000® Index
11/2/2015	$10,000	$10,000
11/30/2015	$10,042	$10,325
12/31/2015	$9,681	$9,807
1/31/2016	$9,135	$8,944
2/29/2016	$9,135	$8,944
3/31/2016	$9,667	$9,658
4/30/2016	$9,727	$9,810
5/31/2016	$9,971	$10,030
6/30/2016	$10,073	$10,024
7/31/2016	$10,354	$10,623
8/31/2016	$10,559	$10,811
9/30/2016	$10,497	$10,931
10/31/2016	$10,082	$10,411
11/30/2016	$10,904	$11,572
12/31/2016	$11,101	$11,897
1/31/2017	$11,223	$11,943
2/28/2017	$11,516	$12,174
3/31/2017	$11,541	$12,190
4/30/2017	$11,737	$12,324
5/31/2017	$11,827	$12,073
6/30/2017	$11,905	$12,490
7/31/2017	$12,057	$12,583
8/31/2017	$11,856	$12,423
9/30/2017	$12,390	$13,198
10/31/2017	$12,693	$13,311
11/30/2017	$13,055	$13,694
12/31/2017	$13,095	$13,639
1/31/2018	$13,439	$13,995
2/28/2018	$13,022	$13,454
3/31/2018	$13,157	$13,628
4/30/2018	$13,017	$13,745
5/31/2018	$13,524	$14,580
6/30/2018	$13,635	$14,684
7/31/2018	$14,155	$14,940
8/31/2018	$14,935	$15,584
9/30/2018	$14,729	$15,209
10/31/2018	$13,381	$13,557
11/30/2018	$13,834	$13,773
12/31/2018	$12,506	$12,137
1/31/2019	$13,604	$13,502
2/28/2019	$14,291	$14,204
3/31/2019	$14,221	$13,907
4/30/2019	$14,952	$14,379
5/31/2019	$14,087	$13,261
6/30/2019	$15,086	$14,198
7/31/2019	$15,424	$14,280
8/31/2019	$14,882	$13,575
9/30/2019	$14,973	$13,857
10/31/2019	$15,118	$14,222
11/30/2019	$15,561	$14,808
12/31/2019	$15,686	$15,235
1/31/2020	$15,772	$14,746
2/29/2020	$14,792	$13,505
3/31/2020	$12,653	$10,571
4/30/2020	$13,808	$12,023
5/31/2020	$15,072	$12,805
6/30/2020	$15,269	$13,258
7/31/2020	$16,088	$13,625
8/31/2020	$16,755	$14,392
9/30/2020	$16,177	$13,911
10/31/2020	$16,274	$14,203
11/30/2020	$18,414	$16,821
12/31/2020	$19,911	$18,276
1/31/2021	$19,954	$19,195
2/28/2021	$20,866	$20,392
3/31/2021	$21,045	$20,597
4/30/2021	$21,736	$21,029
5/31/2021	$21,457	$21,072
6/30/2021	$21,651	$21,481
7/31/2021	$22,210	$20,705
8/31/2021	$22,641	$21,168
9/30/2021	$22,039	$20,544
10/31/2021	$22,944	$21,418
11/30/2021	$22,323	$20,525
12/31/2021	$22,999	$20,984
1/31/2022	$20,643	$18,964
2/28/2022	$20,441	$19,166
3/31/2022	$20,392	$19,405
4/30/2022	$18,975	$17,482
5/31/2022	$18,555	$17,508
6/30/2022	$17,839	$16,068
7/31/2022	$19,387	$17,746
8/31/2022	$18,527	$17,382
9/30/2022	$16,945	$15,717
10/31/2022	$18,617	$17,447
11/30/2022	$19,630	$17,854
12/31/2022	$18,650	$16,696
1/31/2023	$20,129	$18,323
2/28/2023	$20,438	$18,013
3/31/2023	$20,362	$17,153
4/30/2023	$20,239	$16,844
5/31/2023	$19,639	$16,689
6/30/2023	$21,464	$18,046
7/31/2023	$21,600	$19,149
8/31/2023	$21,485	$18,191
9/30/2023	$20,328	$17,120
10/31/2023	$19,483	$15,953
11/30/2023	$21,084	$17,396
12/31/2023	$22,807	$19,522
1/31/2024	$22,623	$18,763
2/29/2024	$24,166	$19,824
3/31/2024	$24,809	$20,533
4/30/2024	$23,816	$19,088
5/31/2024	$24,826	$20,046
6/30/2024	$24,421	$19,860
7/31/2024	$26,138	$21,878
8/31/2024	$26,278	$21,551
9/30/2024	$26,913	$21,702
10/31/2024	$26,053	$21,388
11/30/2024	$28,408	$23,735
12/31/2024	$26,114	$21,774
1/31/2025	$26,834	$22,345
2/28/2025	$25,120	$21,150
3/31/2025	$24,153	$19,710
4/30/2025	$24,472	$19,255
5/31/2025	$25,530	$20,283
6/30/2025	$26,276	$21,386

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	7.59%	11.47%	10.51%
Russell 2000® Index	7.68%	10.04%	8.18%

Performance Inception Date	Nov. 02, 2015
AssetsNet	$ 757,903,898
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$757,903,898
# of Portfolio Holdings	68
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	95.3%
Cash & Other Assets - Net	4.7%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Utilities	0.6%
Consumer Staples	4.1%
Materials	4.8%
Healthcare	7.2%
Consumer Discretionary	8.4%
Financials	9.3%
Information Technology	16.1%
Industrials	49.5%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

CACI International, Inc.	4.4%
Comfort Systems USA, Inc.	4.2%
Woodward, Inc.	3.7%
Federal Signal Corp.	3.4%
RBC Bearings, Inc.	3.3%
ExlService Holdings, Inc.	3.1%
Ensign Group, Inc.	3.1%
Watts Water Technologies, Inc.	3.0%
Post Holdings, Inc.	2.9%
Fabrinet	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020634
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Investor
Trading Symbol	VLEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Investor Class generated a total return of 0.49% during the six months ended June 30, 2025.

• The Fund outperformed the Russell 2000® Index due to effective stock selection.

• Contributing most positively to the Fund’s relative results was the industrials sector, wherein both effective stock selection and an overweight added value. Effective individual stock selection in the health care and information technology sectors further buoyed Fund performance as did having no holdings in energy, the weakest sector in the Russell 2000® Index.

• Partially offsetting these positive contributors was the dampening effect of stock selection in the financials sector, specifically an emphasis in the weak insurance industry. Stock selection in consumer staples further detracted.

• Among the individual stocks that contributed most positively to the Fund’s relative results were those in the industrials sector—Woodward, which designs and manufactures energy control systems and components for aircraft and industrial engines and turbines; Comfort Systems USA, a provider of mechanical and electrical installation, renovation, maintenance, repair and replacement services; and CACI International, a technology and consulting company that provides differentiated technology in support of national security and government modernization. Each enjoyed a double-digit share price gain during the six-month period because of stronger than expected operating results.

• Among the stocks that detracted most from the Fund’s relative performance were positions in AAON, which designs, manufactures and sells HVAC equipment; SPS Commerce, a cloud-based supply chain management software provider; and Churchill Downs, which operates racing entertainment venues, online wagering businesses and regional casino gaming properties. Each experienced a double-digit share price decline on weaker than expected operating results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Small Cap Opportunities Fund Inc.-Investor Class	Russell 2000® Index
06/15	$10,000	$10,000
07/15	$10,161	$9,884
08/15	$9,724	$9,263
09/15	$9,412	$8,808
10/15	$10,045	$9,304
11/15	$10,190	$9,607
12/15	$9,821	$9,125
01/16	$9,269	$8,322
02/16	$9,262	$8,322
03/16	$9,800	$8,986
04/16	$9,859	$9,127
05/16	$10,102	$9,333
06/16	$10,202	$9,327
07/16	$10,488	$9,884
08/16	$10,693	$10,059
09/16	$10,628	$10,171
10/16	$10,205	$9,687
11/16	$11,035	$10,767
12/16	$11,232	$11,069
01/17	$11,353	$11,113
02/17	$11,649	$11,327
03/17	$11,671	$11,342
04/17	$11,868	$11,466
05/17	$11,952	$11,233
06/17	$12,028	$11,621
07/17	$12,181	$11,708
08/17	$11,974	$11,559
09/17	$12,513	$12,280
10/17	$12,816	$12,385
11/17	$13,176	$12,742
12/17	$13,214	$12,690
01/18	$13,561	$13,022
02/18	$13,135	$12,518
03/18	$13,270	$12,680
04/18	$13,124	$12,789
05/18	$13,632	$13,566
06/18	$13,742	$13,663
07/18	$14,263	$13,901
08/18	$15,046	$14,500
09/18	$14,834	$14,151
10/18	$13,474	$12,614
11/18	$13,928	$12,815
12/18	$12,588	$11,293
01/19	$13,692	$12,563
02/19	$14,379	$13,216
03/19	$14,305	$12,940
04/19	$15,040	$13,379
05/19	$14,166	$12,339
06/19	$15,167	$13,211
07/19	$15,501	$13,287
08/19	$14,957	$12,631
09/19	$15,042	$12,894
10/19	$15,188	$13,233
11/19	$15,629	$13,778
12/19	$15,753	$14,175
01/20	$15,833	$13,720
02/20	$14,845	$12,565
03/20	$12,696	$9,835
04/20	$13,857	$11,186
05/20	$15,119	$11,914
06/20	$15,313	$12,335
07/20	$16,129	$12,677
08/20	$16,799	$13,391
09/20	$16,214	$12,944
10/20	$16,309	$13,215
11/20	$18,446	$15,651
12/20	$19,943	$17,005
01/21	$19,983	$17,860
02/21	$20,891	$18,973
03/21	$21,066	$19,164
04/21	$21,756	$19,566
05/21	$21,470	$19,607
06/21	$21,661	$19,987
07/21	$22,212	$19,265
08/21	$22,640	$19,696
09/21	$22,037	$19,115
10/21	$22,934	$19,928
11/21	$22,307	$19,098
12/21	$22,977	$19,524
01/22	$20,623	$17,645
02/22	$20,417	$17,833
03/22	$20,362	$18,055
04/22	$18,943	$16,266
05/22	$18,522	$16,290
06/22	$17,802	$14,951
07/22	$19,343	$16,511
08/22	$18,480	$16,174
09/22	$16,897	$14,624
10/22	$18,560	$16,233
11/22	$19,567	$16,613
12/22	$18,586	$15,534
01/23	$20,060	$17,048
02/23	$20,358	$16,760
03/23	$20,280	$15,960
04/23	$20,155	$15,673
05/23	$19,554	$15,528
06/23	$21,366	$16,790
07/23	$21,495	$17,817
08/23	$21,378	$16,926
09/23	$20,224	$15,929
10/23	$19,377	$14,843
11/23	$20,963	$16,186
12/23	$22,674	$18,164
01/24	$22,487	$17,458
02/24	$24,013	$18,445
03/24	$24,649	$19,105
04/24	$23,655	$17,760
05/24	$24,653	$18,651
06/24	$24,248	$18,479
07/24	$25,944	$20,356
08/24	$26,083	$20,052
09/24	$26,707	$20,192
10/24	$25,848	$19,901
11/24	$28,180	$22,084
12/24	$25,902	$20,260
01/25	$26,613	$20,791
02/25	$24,907	$19,679
03/25	$23,943	$18,340
04/25	$24,257	$17,916
05/25	$25,300	$18,873
06/25	$26,028	$19,898

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	7.34%	11.19%	10.04%
Russell 2000® Index	7.68%	10.04%	7.12%

AssetsNet	$ 757,903,898
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$757,903,898
# of Portfolio Holdings	68
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	95.3%
Cash & Other Assets - Net	4.7%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Utilities	0.6%
Consumer Staples	4.1%
Materials	4.8%
Healthcare	7.2%
Consumer Discretionary	8.4%
Financials	9.3%
Information Technology	16.1%
Industrials	49.5%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

CACI International, Inc.	4.4%
Comfort Systems USA, Inc.	4.2%
Woodward, Inc.	3.7%
Federal Signal Corp.	3.4%
RBC Bearings, Inc.	3.3%
ExlService Holdings, Inc.	3.1%
Ensign Group, Inc.	3.1%
Watts Water Technologies, Inc.	3.0%
Post Holdings, Inc.	2.9%
Fabrinet	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com